Borrowings and leases (Tables)	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Disclosure of borrowings
The following table summarises the carrying value of the Group’s borrowings as at the dates presented:

	31 December 2021	31 December 2020
	€ million	€ million
Non-current:
Euro denominated bonds:
€700 million 0.75% Notes 2022	—	699
€350 million 2.625% Notes 2023	349	349
€500 million 1.125% Notes 2024	497	497
€350 million 2.375% Notes 2025	348	347
€250 million 2.750% Notes 2026	249	248
€600 million 1.75% Notes 2026	594	592
€400 million 1.50% Notes 2027	397	396
€250 million 1.50% Notes 2027	261	263
€500 million 1.75% Notes 2028	495	494
€750 million 0.20% Notes 2028	743	742
€500 million 1.125% Notes 2029	494	494
€500 million 1.875% Notes 2030	496	496
€500 million 0.70% Notes 2031	496	496
€800 million —% Notes due 2025(C)	797	—
€700 million 0.50% Notes due 2029(C)	694	—
€1,000 million 0.875% Notes due 2033(C)	990	—
€750 million million 1.50% Notes due 2041(C)	746	—
Foreign currency bonds (swapped into Euro)(D):
$850 million 0.50% Notes due 2023(C)	747	—
$650 million 0.80% Notes due 2024(C)	571	—
$500 million 1.50% Notes due 2027(C)	439	—

	31 December 2021	31 December 2020
	€ million	€ million
Australian dollar denominated bonds(E):
A$100 million 3.50% Notes2024	68	—
A$30 million 4.166% Notes 2025	21	—
A$20 million 4.25% Notes 2025	14	—
A$30 million 4.125% Notes 2026	21	—
A$50 million 4.155% Notes 2028	36	—
A$133 million 2.45% Notes 2029	87	—
A$50 million 4.20% Notes 2031	37	—
A$187 million 4.20% Notes 2031	138	—
A$13 million 4.20% Notes 2031	10	—
Foreign currency bonds (swapped into Australian Dollar or New Zealand Dollar)(D) (E):
US$25 million 4.34% Notes 2023	23	—
US$25 million 4.34% Notes 2023	23	—
NOK1 billion 3.04% Notes 2028	105	—
NOK750 million 2.75% Notes 2030	77	—
US$50 million 2.653% Notes 2030	45	—
JPY10 billion 4.15% Notes 2036	90	—
JPY12.3 billion billion 1.06% Notes 2037	83	—
Lease obligations	509	269
Total non-current borrowings	11,790	6,382

	31 December 2021	31 December 2020
	€ million	€ million
Current:
Euro denominated bonds:
€700 million 0.75% Notes 2022	700	—
€350 million Floating Rate Note 2021(A)	—	350
Foreign currency bonds (swapped into Euro)(D):
US$250 million 3.25% Notes 2021(B)	—	156
US$300 million 4.50% Notes 2021(B)	—	203
Australian dollar denominated bonds(D) (E):
A$200 million 3.34% Notes 2022	129	—
A$30 million 5.06% Notes 2022	20	—
A$125 million 3.13% Notes 2022	81	—
EUR commercial paper	285	—
Bank overdraft	1	—
Lease obligations	134	96
Total current borrowings	1,350	805
(A)In November 2021, the Group repaid at maturity €350 million Floating Rate Notes. Interest rate was 3 months EURIBOR plus 18 basis points with a minimum 0%.
(B)In June 2021, the Group repaid prior to maturity the outstanding amount related to the $300 million 4.5% Notes due September 2021 and $250 million 3.25% Notes due August 2021.
(C)In May 2021, and in connection with the Acquisition, the Group received net proceeds from new borrowings in the period of €4,877 million issuing the following bonds: €800 million 0% Notes due 2025, €700 million 0.5% Notes due 2029, €1,000 million 0.875% Notes due 2033, €750 million 1.5% Notes due 2041 and $850 million 0.5% Notes due 2023, $650 million 0.8% Notes due 2024, $500 million 1.5% Notes due 2027.
(D)Cross currency swaps are used by the Group to swap foreign currency bonds into the required local currency.
(E)Included within the Group's borrowings as at 31 December 2021 are the bonds acquired as part of the Acquisition. These bonds are either denominated in A$ or swapped back to A$ or NZ$ using cross currency swaps.
Note: During the period, the Group repaid A$100 million 4.63% Notes, A$45 million 6.65% Notes, JPY3 billion 2.54% Notes, A$100 million 4.25% Notes and A$30 million 5.95% Notes. These were acquired as part of the API acquisition and were repaid after the acquisition date but before year end.

Disclosure of reconciliation of liabilities arising from financing activities
The following table provides a reconciliation of movements of liabilities to cash flows arising from financing activities:

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2019	799	5,622	6,421
Changes from financing cash flows
Proceeds from third party borrowings, net	—	1,598	1,598
Changes in short-term borrowings	(221)	—	(221)
Repayments on third party borrowings(A)	(467)	(102)	(569)
Payment of principal and interest on lease obligations	(120)	—	(120)
Other non-cash changes
Amortisation of discount, premium and issue costs	—	8	8
Lease additions	(7)	108	101
Currency translation	—	(31)	(31)
Reclassifications	821	(821)	—
Total changes	6	760	766

	Current portion of borrowings	Borrowings, less current portion	Total
	€ million	€ million	€ million
As at 31 December 2020	805	6,382	7,187
Acquisition of API	381	1,251	1,632
Changes from financing cash flows
Proceeds from third party borrowings, net	—	4,877	4,877
Changes in short-term borrowings	276	—	276
Repayments on third party borrowings(A)	(950)	—	(950)
Payment of principal and interest on lease obligations	(149)	—	(149)
Other non-cash changes
Amortisation of discounts, premium, issue costs and fair value adjustments	—	(3)	(3)
Lease additions and other non-cash movements	39	83	122
Movement as a result of fair value hedges	6	9	15
Currency translation	33	100	133
Reclassifications	909	(909)	—
Total changes	545	5,408	5,953
As at 31 December 2021	1,350	11,790	13,140
(A) This line item includes the impact of the cross currency swap hedge from USD to EUR.